CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
CONTRACT ASSETS.
Schedule of contract assets

	2019	2020
Contract assets	1,097	1,351
Allowance for expected credit losses	(153)	(112)
Net	944	1,239
Short term portion	(629)	(1,036)
Long term portion	315	203